Note 8 - Commitments and Contingencies (Details Textual) - USD ($)	Sep. 29, 2023	Aug. 07, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 22, 2021
Estimated Litigation Liability, Current			$ 0	$ 448,000
Karp and Podmore Class Actions [Member]
Litigation Settlement, Amount Awarded to Other Party	$ 1,730,000	$ 2,300,000
Insurance Settlements Receivable	$ 570,000
Estimated Litigation Liability, Current				448,000
Licensing Agreements [Member] | Other Commitments, Contingent Milestone Payments [Member]
Other Commitment			$ 0	$ 0
The 2014 Consulting Agreement [Member] | Jason Terrel Claim [Member]
Loss Contingency, Damages Sought, Shares (in shares)					16,667
Loss Contingency, Damages Sought, Shares Issued Price Per Share					$ 15
The January 2017 Options Agreement [Member] | Jason Terrel Claim [Member]
Loss Contingency, Damages Sought, Shares (in shares)					16,667
Loss Contingency, Damages Sought, Shares Issued Price Per Share					$ 5.1